Interest Income	12 Months Ended
Dec. 31, 2024
Interest Income [Abstract]
Interest income
29.	Interest income

	Year ended	Year ended	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Interest income from bank deposits	$1,222,599	$433,848	$204,081
Interest income from financial assets measured at amortized cost	343,916	336,472	31,604
Others	2,738	90	227
	$1,569,253	$770,410	$235,912